Managed Container Fleet - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Managed Containers
Property Plant And Equipment [Line Items]
Containers, leaseback financial liability	$ 15,249	$ 15,977